United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2013

Date of Reporting Period: Quarter ended 03/31/2013

Item 1. Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2013 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—92.6%
		Basic Industry - Chemicals—2.8%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$16,034
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	706,930
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	293,471
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	125,763
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	98,831
160,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	188,217
		TOTAL	1,429,246
		Basic Industry - Metals & Mining—7.5%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	276,024
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	141,854
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	205,032
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	234,577
130,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	132,111
85,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	89,062
600,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	634,290
310,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	309,773
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	41,188
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	161,460
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	139,425
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	246,144
310,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	312,184
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	216,228
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	291,692
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	284,749
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	110,957
		TOTAL	3,826,750
		Basic Industry - Paper—1.7%
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	321,465
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	148,050
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	152,838
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	123,186
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	127,085
		TOTAL	872,624
		Capital Goods - Aerospace & Defense—0.4%
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	109,125
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	88,305
		TOTAL	197,430
		Capital Goods - Building Materials—0.7%
60,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	67,652
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	35,089
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	237,289
		TOTAL	340,030
		Capital Goods - Construction Machinery—0.3%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	130,353

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—0.8%
$200,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	$213,502
50,000		Textron Financial Corp., 5.40%, 4/28/2013	50,166
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	124,440
		TOTAL	388,108
		Capital Goods - Packaging—1.0%
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	67,210
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	121,683
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	43,504
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	251,982
		TOTAL	484,379
		Communications - Media & Cable—4.1%
225,000		Comcast Corp., 7.05%, 3/15/2033	298,446
250,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	254,689
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	275,617
360,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	357,862
40,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	41,322
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	106,721
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	547,670
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	66,237
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	116,281
		TOTAL	2,064,845
		Communications - Media Noncable—3.5%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	127,173
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	200,259
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	70,655
290,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	311,750
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	120,423
350,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	418,931
155,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	158,860
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	107,832
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	277,092
		TOTAL	1,792,975
		Communications - Telecom Wireless—0.4%
180,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	187,639
		Communications - Telecom Wirelines—3.9%
300,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	318,593
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	470,549
250,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	265,576
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	125,992
325,000		Telecom Italia Capital SA, Company Guarantee, 6.00%, 9/30/2034	303,727
425,000		Telefonica Emisiones S.A.U., Company Guarantee, 5.462%, 2/16/2021	458,715
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	43,196
		TOTAL	1,986,348
		Consumer Cyclical - Automotive—3.6%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	65,111
400,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	374,910
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	199,143
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	205,398
470,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	487,243

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—continued
$270,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	$279,224
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	100,335
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	104,960
		TOTAL	1,816,324
		Consumer Cyclical - Entertainment—1.2%
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	514,487
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	99,083
		TOTAL	613,570
		Consumer Cyclical - Lodging—1.2%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	275,625
280,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	293,973
20,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	22,510
1,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,141
		TOTAL	593,249
		Consumer Cyclical - Retailers—0.3%
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	82,429
60,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	66,699
		TOTAL	149,128
		Consumer Non-Cyclical - Food/Beverage—3.0%
80,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	85,240
60,000	[1,2]	ConAgra Foods, Inc., Series 144A, 6.625%, 8/15/2039	75,283
170,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	169,924
100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	108,719
120,000		Kellogg Co., 1.75%, 5/17/2017	122,549
300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	391,591
180,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	195,445
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	178,651
165,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	180,366
		TOTAL	1,507,768
		Consumer Non-Cyclical - Health Care—0.2%
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	42,389
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	41,171
		TOTAL	83,560
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	41,574
		Consumer Non-Cyclical - Tobacco—0.9%
140,000		Altria Group, Inc., 9.25%, 8/6/2019	195,493
200,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	238,104
		TOTAL	433,597
		Energy - Independent—5.1%
50,000		Petroleos Mexicanos, 6.50%, 6/2/2041	59,125
1,665,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	1,918,913
240,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	284,400
100,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	104,236
175,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	182,982
28,637	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	29,639
		TOTAL	2,579,295
		Energy - Integrated—3.5%
250,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	269,877

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Integrated—continued
$245,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	$262,794
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	119,476
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	111,307
730,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	829,977
155,000		Phillips 66, Sr. Unsecd. Note, Series WI, 1.95%, 3/5/2015	158,480
		TOTAL	1,751,911
		Energy - Oil Field Services—1.5%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	37,409
100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	128,829
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	100,013
100,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	104,381
50,000	[1,2]	Schlumberger Investment SA, Company Guarantee, 1.95%, 9/14/2016	51,647
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	168,139
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	170,920
		TOTAL	761,338
		Energy - Refining—1.0%
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	187,462
250,000		Valero Energy Corp., 9.375%, 3/15/2019	341,648
		TOTAL	529,110
		Financial Institution - Banking—9.0%
200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	218,871
550,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	617,917
125,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	124,603
350,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	385,800
170,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	189,480
270,000		City National Corp., Note, 5.25%, 9/15/2020	304,519
310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	331,641
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	399,552
480,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	559,448
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	127,391
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	50,066
200,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	219,731
75,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	82,832
200,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	231,622
250,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	257,416
355,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	380,457
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	62,965
		TOTAL	4,544,311
		Financial Institution - Brokerage—3.0%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	200,164
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	12,026
150,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	171,931
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	74,986
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	293,085
200,000		Legg Mason, Inc., 5.50%, 5/21/2019	217,410
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	571,467
		TOTAL	1,541,069
		Financial Institution - Finance Noncaptive—0.8%
250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	251,159

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	$101,250
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	76,943
		TOTAL	429,352
		Financial Institution - Insurance - Life—5.3%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	96,520
575,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	713,630
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	138,761
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	157,687
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	145,630
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	242,476
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	155,750
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	65,812
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	192,944
650,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	768,199
		TOTAL	2,677,409
		Financial Institution - Insurance - P&C—2.8%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	589,833
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	63,409
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	83,137
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	66,003
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	340,768
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	286,117
		TOTAL	1,429,267
		Financial Institution - REITs—4.3%
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	64,820
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	241,121
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	370,853
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	272,465
200,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	200,412
200,000		Liberty Property LP, 6.625%, 10/1/2017	237,675
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	101,289
200,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	245,956
210,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	234,027
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	134,980
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	77,085
		TOTAL	2,180,683
		Technology—4.0%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	120,244
100,000		BMC Software, Inc., 7.25%, 6/1/2018	114,162
50,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	50,569
320,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	384,926
550,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.65%, 12/9/2021	571,680
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	105,141
130,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	145,648
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	228,190
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	80,126
170,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	175,318
60,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	64,315
		TOTAL	2,040,319

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Transportation - Airlines—0.6%
$75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	$88,261
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	242,076
		TOTAL	330,337
		Transportation - Railroads—1.5%
200,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.05%, 3/15/2022	205,007
100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 7.00%, 2/1/2014	105,258
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	221,247
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	128,847
100,000		Union Pacific Corp., Sr. Unsecd. Note, 4.163%, 7/15/2022	112,897
		TOTAL	773,256
		Transportation - Services—1.8%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	369,886
420,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	450,542
100,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	107,117
		TOTAL	927,545
		Utility - Electric—5.6%
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	95,196
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	269,255
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	85,458
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	120,807
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	68,159
300,000		Dominion Resources, Inc., Unsecd. Note, Series B, 5.95%, 6/15/2035	373,101
100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	102,821
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	176,978
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	116,707
150,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	176,646
250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	253,239
45,088	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	49,006
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	292,350
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	54,021
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	229,135
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	38,130
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	92,866
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	264,595
		TOTAL	2,858,470
		Utility - Natural Gas Distributor—0.7%
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	46,580
100,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	101,663
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	100,536
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	87,481
		TOTAL	336,260
		Utility - Natural Gas Pipelines—4.5%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	83,437
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	234,648
500,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	532,645
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	367,174
370,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	448,388
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	282,982
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	200,415

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas Pipelines—continued
$120,000		Williams Partners LP, 5.25%, 3/15/2020	$137,025
		TOTAL	2,286,714
		TOTAL CORPORATE BONDS (IDENTIFIED COST $43,153,117)	46,916,143
		MUNICIPAL BOND—0.4%
		Municipal Services—0.4%
180,000		Chicago, IL, Taxable Project and Refunding (Series 2012B) GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $180,000)	182,642
		FOREIGN Governments/Agencies—4.6%
		Sovereign—4.6%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	696,000
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	232,800
250,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	279,625
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	349,800
190,000		Peru, Government of, 6.55%, 3/14/2037	257,450
206,000		United Mexican States, 6.75%, 9/27/2034	273,980
210,000		United Mexican States, Note, 5.625%, 1/15/2017	241,500
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,059,543)	2,331,155
		MUTUAL FUND—0.8%
426,972	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	426,972
		TOTAL INVESTMENTS—98.4% (IDENTIFIED COST $45,819,632)[5]	49,856,912
		OTHER ASSETS AND LIABILITIES - NET—1.6%[6]	824,177
		TOTAL NET ASSETS—100%	$50,681,089
At March 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
7U.S. Treasury Bond 30-Year Short Futures	16	$2,311,500	June 2013	$(27,973)
7U.S. Treasury Notes 5-Year Short Futures	10	$1,240,547	June 2013	$(5,413)
7U.S. Treasury Notes 10-Year Short Futures	16	$2,111,750	June 2013	$(16,927)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(50,313)
The average notional value of short futures contracts held by the Fund throughout the period was $2,998,461. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $6,328,157, which represented 12.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2013, these liquid restricted securities amounted to $6,328,157, which represented 12.5% of total net assets.
3	Affiliated holding.
4	7-Day net yield.
5	At March 31, 2013, the cost of investments for federal tax purposes was $45,819,632. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $4,037,280. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,148,531 and net unrealized depreciation from investments for those securities having an excess of cost over value of $111,251.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$46,916,143	$—	$46,916,143
Municipal Bond	—	182,642	—	182,642
Foreign Governments/Agencies	—	2,331,155	—	2,331,155
Mutual Fund	426,972	—	—	426,972
TOTAL SECURITIES	$426,972	$49,429,940	$—	$49,856,912
OTHER FINANCIAL INSTRUMENTS*	$(50,313)	$—	$—	$(50,313)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)

Federated High-Yield Strategy Portfolio
Portfolio of Investments
March 31, 2013 (unaudited)
Shares		Value
	MUTUAL FUND—100.1%
2,369,451	High Yield Bond Portfolio	$15,993,794
	TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $15,757,181)[1]	15,993,794
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[2]	(9,741)
	TOTAL NET ASSETS—100%	$15,984,053
1	At March 31, 2013, the cost of investments for federal tax purposes was $15,757,181. The net unrealized appreciation of investments for federal tax purposes was $236,613. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $236,613.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
1

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio (HYCORE) is an affiliated holding offered only to registered investment companies and other accredited investors.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
March 31, 2013 (unaudited)
Shares or Principal Amount			Value
		MUTUAL FUND—99.8%
5,101,191	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $51,599,274)	$51,675,061
		Repurchase Agreement—0.2%
$101,000		Interest in $2,950,000,000 joint repurchase agreement 0.20%, dated 3/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,950,065,556 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2040 and the market value of those underlying securities was $3,019,778,792. (AT COST)	101,000
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $51,700,274)[2]	51,776,061
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(11,921)
		TOTAL NET ASSETS—100%	$51,764,140
1	Affiliated holding.
2	At March 31, 2013, the cost of investments for federal tax purposes was $51,700,274. The net unrealized appreciation of investments for federal tax purposes was $75,787. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $75,787.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mutual Fund	$51,675,061	$—	$—	$51,675,061
Repurchase Agreement	—	101,000	—	101,000
TOTAL SECURITIES	$51,675,061	$101,000	$—	$51,776,061
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2013